INCOME AND MINING TAXES - Reconciliation of deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income and mining tax liabilities
Deferred income and mining tax liabilities - beginning of year	$ 1,036,061	$ 948,142
Income and mining tax impact recognized in net income	179,720	76,197
Income tax impact recognized in other comprehensive income and equity	(3,542)	11,722
Deferred income tax assets acquired on the purchase of TMAC	(133,097)
Net deferred income and mining tax liabilities - end of year	$ 1,079,142	$ 1,036,061